ASSETS HELD FOR SALE AND DISPOSITIONS	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE AND DISPOSITIONS

5. ASSETS HELD FOR SALE AND DISPOSITIONS
Assets Held for Sale
At December 31, 2021, two income-producing properties and one piece of land located in Czech Republic and Poland having a total fair value of $64.6 million are classified as assets held for sale. At December 31, 2020, there were no investment properties classified as assets held for sale.
Dispositions
During the year ended December 31, 2021, Granite disposed of three properties located in the United Kingdom and Austria. The details of the disposed properties are as follows:

Property	Location	Date disposed	Sale price
Hedera Road, Ravensbank Business Park	Redditch, United Kingdom	January 28, 2021	$10,550
Puchberger Straße 267	Weikersdorf, Austria	June 30, 2021	13,230
Götzendorfer Straße 3-5	Ebergassing, Austria	November 30, 2021	13,013
			$36,793
During the year ended December 31, 2020, Granite disposed of three properties located in Canada and Spain for gross proceeds totaling $31.3 million.
During the year ended December 31, 2021, Granite incurred $0.8 million (2020 — $0.9 million) of broker commissions and legal and advisory costs associated with the disposals which are included in loss on sale of investment properties, net, on the combined statements of net income.